Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

03026936

NYSE

1-12307

August 6, 2003

PROCESSED
AUG 07 2003
THOMSON FINANCIAL

RECD S.E.C.
AUG - 6 2003
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ZIONS BANCORPORATION, Senior Floating Rate Notes due August 5, 2005 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 5, 2003. Tentative listing date – August 6, 2003.

Sincerely,

[signature]